Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2013
Other Intangible Assets [Abstract]
Schedule of gross carrying amount and accumulated amortization relating to intangible assets excluding goodwill
The gross carrying amount and accumulated amortization relating to intangible assets, excluding goodwill, is as follows (in millions, except weighted avg. life):

		September 30,
		2013		2012
	Weighted Avg. Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	11.8	$876.5	$(230.4)	$873.9	$(153.6)
Favorable contracts	11.8	23.9	(14.3)	42.2	(18.8)
Technology and patents	8.0	14.3	(4.8)	14.3	(3.2)
Trademarks and tradenames	33.9	30.2	(9.8)	30.3	(6.4)
Non-compete agreements	N/A	—	—	5.1	(4.1)
License costs	10.0	15.9	(2.1)	15.9	(0.5)
Total	12.4	$960.8	$(261.4)	$981.7	$(186.6)

Estimated intangible asset future amortization expense	Estimated intangible asset amortization expense for the succeeding five fiscal years is as follows (in millions):

Fiscal 2014	$85.4
Fiscal 2015	81.5
Fiscal 2016	80.9
Fiscal 2017	80.7
Fiscal 2018	80.6